John H. Bitner
312.807.4306
jbitner@bellboyd.com
Direct Fax: 312.827.8048

May 4, 2005

Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street,N.W.
Washington, D.C. 20549
Attention: Mr. Roger H. Schwall, Assistant Director

Hecla Mining Company
Commission File No. 1-8491

Ladies and Gentlemen:

Attached for filing under Proxy Rule 14a-6(a) are revised preliminary proxy solicitation materials on behalf of Hecla Mining Company relating to the portion of its annual meeting of shareholders which Hecla has determined to adjourn on May 6, 2005, until June 1, 2005.

The only changes in this material from that filed on May 3, 2005 are the addition of the third paragraph under “Solicitation in Opposition” on page 4, and the addition of the “Supplement to Proxy Solicitation Material...” header on the top of pages 4 and 5. The Proxy Statement dated March 29, 2005, to which the Supplement will be affixed, is not repeated in this filing.

Please telephone the undersigned at the number above, or Donald Bingle of this office at 312.807.4248, with any questions or comments.

Very truly yours,
John H. Bitner

JHB:azs

Copy to Michael B. White, Esq

674117/D/1